Note 6 - Intangible Asset - Intangible Asset (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Cash			$ 300,000
Fair value of 500,000 common shares issued at closing date			475,000
Fair value of promissory note payable due six months after closing date			226,391
Cash payable on or before the Investment Date			375,657
Fair value of 500,000 common shares issuable on or before the Investment Date			475,000
Total consideration paid			1,852,048
Legal fees capitalized in connection with the acquisition of 2661881			$ 58,301
Balance	$ 1,882,609	$ 1,910,349
Amortisation	(191,034)	(27,740)
Balance	$ 1,691,575	$ 1,882,609